MASSMUTUAL SELECT FUNDS

Supplement dated August 31, 2006 to the

Prospectus dated March 31, 2006

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces the information for Brian Hogan found under About the Investment Adviser and Sub-Advisers:

Ciaran O’Neill

is the portfolio manager of the Value Equity Fund, which he has managed since August 2006. Since joining Fidelity Investments in 1995, Mr. O’Neill has worked as a research analyst and since 2001, he has served as a portfolio manager for mutual funds and other accounts. Mr. O’Neill left Fidelity briefly in April of 2005 to work as a portfolio manager for the Bank of Ireland. Mr. O’Neill returned to Fidelity in May of 2005 as a portfolio manager of mutual funds and separate accounts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-06-3

MASSMUTUAL SELECT FUNDS

Supplement dated August 31, 2006 to the

Statement of Additional Information dated March 31, 2006

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and any previous supplements to the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information and any previous supplements.

The following information replaces the information for Brian Hogan beginning on page B-207 in the section titled Appendix C—Additional Portfolio Manager Information:

The following table provides information relating to other accounts managed by Ciaran O’Neill as of May 31, 2006.

	Registered Investment Company	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	1	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$272	$1,382
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

The dollar range of shares of the Value Equity Fund beneficially owned by Mr. O’Neill as of May 31, 2006 was $0.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-06-3